Commitments and Contingencies	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Long-term leases commitments

The Company’s subsidiaries lease administrative office space under various operating leases. Rental expenses recognized using the straight-line basis under operating leases amounted to $942,606, $944,645 and $827,593 for the years ended June 30, 2021, 2020 and 2019, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2022	$1,045,953
2023	639,010
2024	429,168
Total	$2,114,131

Capital commitments

The Group’s capital commitments primarily relate to commitments in connection with the acquisition of real estate property. Total capital commitments contracted but not yet reflected in the financial statements amounted to $3,302,944 (HKD 25,650,000) as of June 30, 2021. Almost all of the commitments relating to the acquisition of real estate property are to be fulfilled within one year.

Investment commitments

The Group’s investment commitments primarily relate to capital contribution obligations under certain arrangements which do not have contractual maturity date. The total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to $500,304, of which $206,032 has been fulfilled in August 2021.

Contingencies

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Company is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Company’s business, financial position, results of operations or cash flows.